Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Net revenues by product segment

	December 31, 2011	December 31, 2010	December 31, 2009
In millions of U.S dollars
Net revenues by product segment:
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	4,030	4,086	3,093
Analog, MEMS and Microcontrollers (“AMM”)	2,864	2,663	1,797
Power Discrete Products (“PDP”)	1,240	1,319	949
Wireless	1,552	2,219	2,585
Others (1)	49	59	86

Total consolidated net revenues	9,735	10,346	8,510

(1)	Includes revenues from sales of subsystems, sales of materials and other products not allocated to product segments.

Net revenues by product lines

	December 31, 2011	December 31, 2010	December 31, 2009
In millions of U.S dollars
Net revenues by product lines:
Automotive Products Group (“APG”)	1,678	1,420	1,005
Computer and Communication Infrastructure (“CCI”)	958	1,125	932
Home Entertainment & Displays (“HED”)	746	923	728
Imaging (“IMG”)	615	569	417
Others	33	49	11
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	4,030	4,086	3,093
Analog and Micro-Electro-Mechanical Systems (“Analog & MEMS”)	1,686	1,478	997
Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”)	1,175	1,181	798
Others	3	4	2
Analog, MEMS and Microcontrollers (“AMM”)	2,864	2,663	1,797
Power Discrete Products (“PDP”)	1,240	1,319	949
Entry Solutions and Connectivity (“ESC”)	778	956	1,027
Smartphone and Tablet Solutions (“STS”)	657	1,223	1,529
Modems (“MOD”)	115	35	18
Others	2	5	11
Wireless	1,552	2,219	2,585
Others	49	59	86
Total consolidated net revenues	9,735	10,346	8,510

Operating income (loss) by product segment

Operating income (loss) by product segment:

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	360	410	(62)
Analog, MEMS and Microcontrollers (“AMM”)	581	502	44
Power Discrete Products (“PDP”)	139	179	40
Wireless	(812)	(483)	(356)

Total operating income (loss) of product segments	268	608	(334)
Others (1)	(222)	(132)	(689)

Total consolidated operating income (loss)	46	476	(1,023)

(1)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs including ST-Ericsson plans, start up costs and phase-out costs, and other unallocated expenses such as: strategic or special research and development programs and other non-recurrent purchase accounting items, certain corporate level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group.

Reconciliation to consolidated operating income (loss)

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
Total operating income (loss) of product segments	268	608	(334)
Strategic R&D, other R&D programs and R&D funding	(13)	(18)	(22)
Phase-out and start-up costs	(8)	(15)	(39)
Impairment & restructuring charges	(75)	(104)	(291)
Unused capacity charges	(149)	(3)	(322)
Other non-allocated provisions (1)	23	8	(15)
Total operating loss Others (2)	(222)	(132)	(689)
Total consolidated operating income (loss)	46	476	(1,023)

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.
(2)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs including ST-Ericsson plans, start-up and phase-out costs, and other unallocated expenses such as: strategic or special research and development programs and other non-recurrent purchase accounting items, certain corporate level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group. The following is a summary of operations by entities located within the indicated geographic areas for 2011, 2010 and 2009. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
The Netherlands	1,928	1,863	1,553
France	172	174	139
Italy	157	149	121
USA	1,120	1,109	798
Singapore	4,945	5,939	4,697
Japan	497	436	300
Other countries	916	676	902

Total	9,735	10,346	8,510

Long-lived assets

In millions of U.S dollars	December 31, 2011	December 31, 2010
The Netherlands	124	17
France	1,469	1,646
Italy	812	783
Other European countries	200	237
USA	17	37
Singapore	552	552
Malaysia	303	298
Other countries	443	476

Total	3,920	4,046